May 14, 1997


FORTIS


Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:  Variable Account A of
     First Fortis Life Insurance Company
     File No. 333-20343
     CIK No. 0000914805

Pursuant to Rule 497(j) under the Securities Act of
1933, First Fortis Life Insurance Company, on behalf of
Separate Account A, certifies that:

1) the form of Prospectus and Statement of Additional
Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Separate Account (Pre-
Effective Amendment No. 1) filed May 9, 1997; and

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at 612-738-5080 if you have any questions.

Sincerely,

/s/ David A. Peterson

David A. Peterson
Vice President and Assistant General counsel

First Fortis Life Insurance Company
P. O. Box 3209
Syracuse NY 13220
(315) 451-0066